Investments in associates - Changes in investments in associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2022
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		₩ 2,904,474		₩ 2,913,745
Investment and Dividend		(331,686)		(105,125)
Equity method income (loss)		125,088		121,697		₩ 158,600
Change in other comprehensive income (loss)		9,738		(24,238)
Impairment loss		(15,583)		(1,605)
Investments in associates		2,692,031		2,904,474			₩ 2,913,745
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		30,169		44,022
Investment and Dividend		0		0
Equity method income (loss)		920		(1,774)
Change in other comprehensive income (loss)		8,183		(12,079)
Impairment loss		0		0
Investments in associates		39,272		30,169
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				0
Investment and Dividend				0
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,542		13,033
Investment and Dividend		(13,542)		(1,714)
Equity method income (loss)		0		6,917
Change in other comprehensive income (loss)		0		(4,694)
Impairment loss		0		0
Investments in associates		0		13,542
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,309		9,412
Investment and Dividend		(3,954)		(5,832)
Equity method income (loss)		(355)		729
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		4,309
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		20,837		16,032
Investment and Dividend		0		(391)
Equity method income (loss)		1,521		5,196
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		22,358		20,837
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,253		10,389
Investment and Dividend		(1,500)		(1,800)
Equity method income (loss)		4,618		3,792
Change in other comprehensive income (loss)		128		(128)
Impairment loss		0		0
Investments in associates		15,499		12,253
KCGI-SingA330-A Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,232
Investment and Dividend		0
Equity method income (loss)		377
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,609
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				0
Investment and Dividend				676
Equity method income (loss)				34
Change in other comprehensive income (loss)				0
Impairment loss				3,522
Investments in associates				4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				0
Investment and Dividend				1,471
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				255
Investments in associates				1,726
VOGO Debt Strategy Qualified IV Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,085		7,179
Investment and Dividend		50		(1,433)
Equity method income (loss)		397		339
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,532		6,085
Shinhan -Midas Dong-A Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,431		3,951
Investment and Dividend		0		(1,025)
Equity method income (loss)		(130)		1,505
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,301		4,431
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,414		4,226
Investment and Dividend		(864)		0
Equity method income (loss)		1,312		188
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,862		4,414
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,691		7,761
Investment and Dividend		0		(8,512)
Equity method income (loss)		1		4,442
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,692		3,691
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,961		5,253
Investment and Dividend		0		0
Equity method income (loss)		(136)		(150)
Change in other comprehensive income (loss)		0		0
Impairment loss		(3,825)		(1,142)
Investments in associates		0	[1]	3,961
AIP EURO Green Private Real Estate Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				29,703
Investment and Dividend				(29,008)
Equity method income (loss)				(695)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0		0
Investment and Dividend		0		0
Equity method income (loss)		0		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates	[1]	0		0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		34,339		34,376
Investment and Dividend		(11,436)		(1,545)
Equity method income (loss)		1,193		1,508
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		24,096		34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,236		19,492
Investment and Dividend		(919)		(464)
Equity method income (loss)		482		208
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		18,799		19,236
Shinhan EZ General Insurance Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,354
Investment and Dividend				(3,181)
Equity method income (loss)				(182)
Change in other comprehensive income (loss)				9
Impairment loss				0
Investments in associates				0
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,562		9,782
Investment and Dividend		(5,562)		0
Equity method income (loss)		0		(4,220)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		5,562
KDBC-Midas Dong-A Global contents Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,277		2,955
Investment and Dividend		0		0
Equity method income (loss)		11		1,322
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,288		4,277
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,438		5,338
Investment and Dividend		(265)		700
Equity method income (loss)		(85)		400
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,088		6,438
Shinhan AIM FoF Fund 1-A
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,110		9,156
Investment and Dividend		(1,653)		51
Equity method income (loss)		1,178		903
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,635		10,110
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,692		5,402
Investment and Dividend		(803)		(1,267)
Equity method income (loss)		397		557
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,286		4,692
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,144		7,891
Investment and Dividend		(5,144)		0
Equity method income (loss)		0		(2,747)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		5,144
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		59,924		55,533
Investment and Dividend		(59,916)		408
Equity method income (loss)		(8)		3,983
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		59,924
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,674		4,290
Investment and Dividend		0		0
Equity method income (loss)		22		(616)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,696		3,674
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				5,873
Investment and Dividend				(6,093)
Equity method income (loss)				220
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,118		13,736
Investment and Dividend		(4,384)		(12,629)
Equity method income (loss)		2,624		7,011
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,358		8,118
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		43,244		41,549
Investment and Dividend		(10,595)		12,056
Equity method income (loss)		8,115		(10,361)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		40,764		43,244
MIEL CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0		0
Investment and Dividend		0		0
Equity method income (loss)		0		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates	[1]	0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		44,821		34,688
Investment and Dividend		782		5,527
Equity method income (loss)		769		4,606
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		46,372		44,821
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,411
Investment and Dividend		0
Equity method income (loss)		(169)
Change in other comprehensive income (loss)		1,003
Impairment loss		0
Investments in associates		3,245
E&Healthcare Investment Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				6,866
Investment and Dividend				(3,190)
Equity method income (loss)				(3,079)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				597
One Shinhan Global Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,773
Investment and Dividend				0
Equity method income (loss)				(1,183)
Change in other comprehensive income (loss)				0
Impairment loss				(642)
Investments in associates				1,948
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,441		11,731
Investment and Dividend		(1,425)		(1,500)
Equity method income (loss)		(162)		(790)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,854		9,441
Daishin-K&T New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				7,991
Investment and Dividend				(7,430)
Equity method income (loss)				(561)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		57,029		48,305
Investment and Dividend		(8,663)		5,873
Equity method income (loss)		6,515		2,851
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		54,881		57,029
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		30,624		27,471
Investment and Dividend		795		5,033
Equity method income (loss)		1,744		(1,880)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		33,163		30,624
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,492		25,204
Investment and Dividend		(18,264)		(912)
Equity method income (loss)		1,026		200
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,254		24,492
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		20,975		18,301
Investment and Dividend		(3,086)		1,714
Equity method income (loss)		839		960
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		18,728		20,975
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,786		10,109
Investment and Dividend		(10,642)		(700)
Equity method income (loss)		856		377
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,357		33,153
Investment and Dividend		(683)		(22)
Equity method income (loss)		2,591		226
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		35,265		33,357
Milestone Private Real Estate Fund 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,071		18,544
Investment and Dividend		563		(201)
Equity method income (loss)		(2,019)		728
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		17,615		19,071
Nomura-Rifa Private Real Estate Investment Trust 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,364		7,902
Investment and Dividend		0		(607)
Equity method income (loss)		(475)		69
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,889		7,364
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,969		10,236
Investment and Dividend		(2,675)		(5,292)
Equity method income (loss)		2,844		(1,975)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,138		2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,231		2,864
Investment and Dividend		(3,231)		0
Equity method income (loss)		0		367
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,231
Cape IT Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				10,065
Investment and Dividend				(10,580)
Equity method income (loss)				515
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
FuturePlay-Shinhan Tech Innovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,916		7,149
Investment and Dividend		0		0
Equity method income (loss)		931		(233)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,847		6,916
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,622		2,964
Investment and Dividend		0		0
Equity method income (loss)		520		658
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,142		3,622
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,915		10,766
Investment and Dividend		(378)		(638)
Equity method income (loss)		255		787
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,792		10,915
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,039		7,695
Investment and Dividend		(90)		0
Equity method income (loss)		1,789		(2,656)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,738		5,039
Goduck Gangil1 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		60		0
Investment and Dividend		0		0
Equity method income (loss)		120		60
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		180		60
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		28,468		29,586
Investment and Dividend		3,750		0
Equity method income (loss)		(1,444)		(1,118)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates	[2]	30,774		28,468
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		56,211		52,008
Investment and Dividend		(1,299)		(15,362)
Equity method income (loss)		(4,260)		19,565
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		50,652		56,211
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		147,384		118,615
Investment and Dividend		(147,384)		19,045
Equity method income (loss)		0		9,724
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		147,384
HANA Alternative Estate Professional Private122
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				29,489
Investment and Dividend				(28,570)
Equity method income (loss)				(919)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		263,052		282,199
Investment and Dividend		(32,093)		(24,838)
Equity method income (loss)		13,813		5,691
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		244,772		263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		22,683		28,312
Investment and Dividend		(5,882)		(6,937)
Equity method income (loss)		1,309		1,308
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		18,110		22,683
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,631		4,640
Investment and Dividend		(1,137)		(826)
Equity method income (loss)		420		817
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,914		4,631
BNW Tech-Innovation Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,833		5,881
Investment and Dividend		(5,833)		0
Equity method income (loss)		0		(48)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		5,833
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,552		13,884
Investment and Dividend		(360)		(715)
Equity method income (loss)		1,079		1,383
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		15,271		14,552
WWG Global Real Estate Investment Trust no.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,331		10,644
Investment and Dividend		(10,795)		(659)
Equity method income (loss)		464		346
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		10,331
Goduck Gangil10 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,236		0
Investment and Dividend		0		0
Equity method income (loss)		1,845		3,236
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,081		3,236
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,945		19,773
Investment and Dividend		0		2,183
Equity method income (loss)		(9,925)		(11)
Change in other comprehensive income (loss)		0		0
Impairment loss		(11,469)		0
Investments in associates		551		21,945	[3]
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		48,427		49,217
Investment and Dividend		(5,864)		(5,640)
Equity method income (loss)		6,056		4,850
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		48,619		48,427
Shinhan Global Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0	[4]	0
Investment and Dividend		0	[4]	0
Equity method income (loss)		0	[4]	0
Change in other comprehensive income (loss)		0	[4]	0
Impairment loss		0	[4]	0
Investments in associates		0	[4]	0
Pebblestone CGV Private Real Estate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				13,710
Investment and Dividend				(13,971)
Equity method income (loss)				261
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
SH Corporate Professional Investment Type Private Security Investment Trust No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				173,955
Investment and Dividend				(173,955)
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		25,243		23,275
Investment and Dividend		0		3,346
Equity method income (loss)		1,435		(1,378)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		26,678		25,243
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		44,642		44,312
Investment and Dividend		6,586		(2,176)
Equity method income (loss)		645		2,506
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		51,873		44,642
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		32,627		32,948
Investment and Dividend		(916)		(915)
Equity method income (loss)		3,070		594
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		34,781		32,627
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,296		20,550
Investment and Dividend		3		6
Equity method income (loss)		754		(1,260)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		20,053		19,296
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,598		18,855
Investment and Dividend		(7,618)		5,114
Equity method income (loss)		536		629
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		17,516		24,598
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,022		7,244
Investment and Dividend		0		2,000
Equity method income (loss)		1,608		778
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		11,630		10,022
Samsung SRA Real Estate Professional Private 45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,650		12,880
Investment and Dividend		8,487		5,279
Equity method income (loss)		1,295		3,491
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		31,432		21,650	[3]
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,412		31,887
Investment and Dividend		(2,303)		(2,516)
Equity method income (loss)		1,187		4,041
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		32,296		33,412
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,335		3,410
Investment and Dividend		0		0
Equity method income (loss)		(55)		(75)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,280		3,335
Aone Mezzanine Opportunity Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,009		9,540
Investment and Dividend		(5,072)		(5,084)
Equity method income (loss)		63		553
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		5,009
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		31,941		27,024
Investment and Dividend		(4,395)		2,446
Equity method income (loss)		2,179		2,471
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		29,725		31,941
KB Distribution Private Real Estate1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				30,694
Investment and Dividend				(30,694)
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,332		13,016
Investment and Dividend		(4,360)		(7,291)
Equity method income (loss)		341		607
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,313		6,332
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,330		14,497
Investment and Dividend		0		0
Equity method income (loss)		(1,464)		6,833
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		19,866		21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				11,593
Investment and Dividend				(8,690)
Equity method income (loss)				(300)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				2,603
Pacific Private Placement Real Estate Fund No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,622		11,598
Investment and Dividend		(748)		(748)
Equity method income (loss)		750		772
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		11,624		11,622
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,387		7,491
Investment and Dividend		(3,679)		(1,359)
Equity method income (loss)		332		255
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,040		6,387
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		29,637		31,268
Investment and Dividend		(1,753)		(2,189)
Equity method income (loss)		3,044		558
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		30,928		29,637
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,457		12,140
Investment and Dividend		(773)		(821)
Equity method income (loss)		1,003		1,138
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		12,687		12,457
Future-Creation Neoplux Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,251		3,017
Investment and Dividend		(889)		0
Equity method income (loss)		(682)		1,234
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,680		4,251
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,467		7,878
Investment and Dividend		0		(1,195)
Equity method income (loss)		(411)		(1,216)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,056		5,467
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,540		14,455
Investment and Dividend		0		0
Equity method income (loss)		176		(915)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		13,716		13,540
Neoplux No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		20,454		22,601
Investment and Dividend		(4)		(2)
Equity method income (loss)		(1,469)		(2,145)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		18,981		20,454
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,785		22,790
Investment and Dividend		(2,425)		(2,509)
Equity method income (loss)		898		(1,496)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		17,258		18,785
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		43,524		45,301
Investment and Dividend		(2,306)		(2,305)
Equity method income (loss)		3,881		528
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		45,099		43,524
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,710		21,317
Investment and Dividend		(4,029)		(6,457)
Equity method income (loss)		2,454		(150)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		13,135		14,710
AION ELFIS PROFESSIONAL PRIVATE 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,566		4,422
Investment and Dividend		(3,376)		232
Equity method income (loss)		(190)		(1,088)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,709		4,360
Investment and Dividend		(7,843)		(1,732)
Equity method income (loss)		2,134		3,081
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		5,709
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,960		11,313
Investment and Dividend		(3,673)		(653)
Equity method income (loss)		140		3,300
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,427		13,960
Harvest Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,139		3,481
Investment and Dividend		(26)		(159)
Equity method income (loss)		(135)		(183)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,978		3,139
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,632		9,684
Investment and Dividend		(145)		(146)
Equity method income (loss)		(172)		1,094
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,315		10,632
KAIM Real-estate Private Investment Trust 20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				5,048
Investment and Dividend				(4,176)
Equity method income (loss)				315
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,727		7,527
Investment and Dividend		(220)		(2,019)
Equity method income (loss)		329		1,219
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,836		6,727
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,247
Investment and Dividend				(3,806)
Equity method income (loss)				559
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				63,944
Investment and Dividend				(60,279)
Equity method income (loss)				0
Change in other comprehensive income (loss)				(3,665)
Impairment loss				0
Investments in associates				0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				63,944
Investment and Dividend				(60,279)
Equity method income (loss)				0
Change in other comprehensive income (loss)				(3,665)
Impairment loss				0
Investments in associates				0
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				14,778
Investment and Dividend				(14,778)
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		25,024		27,243
Investment and Dividend		(2,542)		(2,559)
Equity method income (loss)		874		340
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		23,356		25,024
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,170		7,873
Investment and Dividend		0		(86)
Equity method income (loss)		(4)		1,383
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,166		9,170
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				7,594
Investment and Dividend				(4,870)
Equity method income (loss)				(2,724)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,517		4,305
Investment and Dividend		0		0
Equity method income (loss)		(75)		(788)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,442		3,517
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		46,329		41,072
Investment and Dividend		(3,075)		2,103
Equity method income (loss)		2,617		3,154
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		45,871		46,329
ST-Bonanja Food tech
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,359
Investment and Dividend				(621)
Equity method income (loss)				(107)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				2,631
EDNCENTRAL Co.,Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[4]	0		0
Investment and Dividend	[4]	0		0
Equity method income (loss)	[4]	0		0
Change in other comprehensive income (loss)	[4]	0		0
Impairment loss	[4]	0		0
Investments in associates	[1],[4]	0		0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,990
Investment and Dividend				(2,490)
Equity method income (loss)				(293)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				1,207
Daishin New Technology Investment Fund 5th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,439
Investment and Dividend				(844)
Equity method income (loss)				(1,165)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				2,430
Acurus Hyundai Investment Partners New Technology
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,714
Investment and Dividend				(3,979)
Equity method income (loss)				(735)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
SHINHAN-NEO Core Industrial Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,409		5,691
Investment and Dividend		0		3,960
Equity method income (loss)		4,207		(242)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		13,616		9,409
SIMONE Mezzanine Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,017		3,054
Investment and Dividend		(1,965)		4
Equity method income (loss)		150		(41)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		1,202		3,017
SW-S Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,248		6,724
Investment and Dividend		(11,177)		0
Equity method income (loss)		3,929		524
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		7,248
CL Buyout 1st PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,842		13,791
Investment and Dividend		(20,216)		273
Equity method income (loss)		7,374		(1,222)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		12,842
Timefolio The Venture-V second
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,096		4,572
Investment and Dividend		0		0
Equity method income (loss)		1,705		(476)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,801		4,096
Newlake Growth Capital Partners2 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,496		12,921
Investment and Dividend		(12,496)		(177)
Equity method income (loss)		0		(248)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		12,496
Shinhan Smilegate Global PEF I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,771		3,336
Investment and Dividend		0		(1,828)
Equity method income (loss)		30		2,263
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,801		3,771	[3]
Fount Professional Investors Private Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				5,197
Investment and Dividend				(5,197)
Equity method income (loss)				0
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Genesis Eco No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,418		11,130
Investment and Dividend		0		195
Equity method income (loss)		(199)		93
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		11,219		11,418
SHINHAN-NEO Market-Frontier 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		34,420		24,606
Investment and Dividend		4,270		8,540
Equity method income (loss)		(6,020)		1,274
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		32,670		34,420
NH-Synergy Core Industrial New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,377		6,437
Investment and Dividend		0		0
Equity method income (loss)		62		(60)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,439		6,377
J& Moorim Jade Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,434		5,540
Investment and Dividend		(787)		(385)
Equity method income (loss)		273		279
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,920		5,434
Helios-KDBC Digital Contents 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,356		1,695
Investment and Dividend		(1,457)		1,720
Equity method income (loss)		357		(59)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,256		3,356
Ulmus SHC innovation investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,886		5,192
Investment and Dividend		0		0
Equity method income (loss)		657		(306)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,543		4,886
Mirae Asset Partners X Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,792		7,858
Investment and Dividend		(7,792)		0
Equity method income (loss)		0		(66)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		7,792
T Core Industrial Technology 1st Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,529		4,535
Investment and Dividend		0		0
Equity method income (loss)		(275)		(6)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,254		4,529
Curious Finale Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,591		3,690
Investment and Dividend		(3,636)		(245)
Equity method income (loss)		45		146
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,591
Fine Value POST IPO No.5 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,270
Investment and Dividend		0
Equity method income (loss)		1,496
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,766
TI First Property Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,127		3,055
Investment and Dividend		(203)		(101)
Equity method income (loss)		178		173
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,102		3,127
MPLUS Professional Private Real Estate Fund 25
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,231		3,290
Investment and Dividend		0		655
Equity method income (loss)		(1,873)		286
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,358		4,231
IBKC Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,552		4,943
Investment and Dividend		0		0
Equity method income (loss)		149		(391)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,701		4,552
Nautic Smart No.6 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,974
Investment and Dividend				(3,752)
Equity method income (loss)				956
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				1,178
Premier Luminous Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,966		6,991
Investment and Dividend		(12,439)		(2,314)
Equity method income (loss)		3,473		4,289
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		8,966
Hanyang-Meritz 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,466		3,483
Investment and Dividend		(689)		0
Equity method income (loss)		204		(17)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,981		3,466
KNT 2ND PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,157
Investment and Dividend				(3,000)
Equity method income (loss)				(207)
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates	[3]			950
ETRI Holdings-Shinhan 1st Unicorn Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,895
Investment and Dividend		1,500
Equity method income (loss)		(100)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,295
Maple Mobility Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,859		8,683
Investment and Dividend		(16,859)		91
Equity method income (loss)		0		8,085
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		16,859
AVES 1st Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,057		4,736
Investment and Dividend		0		0
Equity method income (loss)		(289)		321
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,768		5,057
JS Shinhan Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,953		5,037
Investment and Dividend		0		0
Equity method income (loss)		(20)		(84)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,933		4,953
Daishin Newgen New Technology Investment Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,704		12,169
Investment and Dividend		0		(2,277)
Equity method income (loss)		378		(4,188)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,082		5,704
META ESG Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,857		5,677
Investment and Dividend		0		0
Equity method income (loss)		(86)		180
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,771		5,857
SWFV FUND-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,128		9,646
Investment and Dividend		(9,433)		0
Equity method income (loss)		305		(518)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		9,128
PHAROS DK FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,835		3,949
Investment and Dividend		(1,413)		0
Equity method income (loss)		40		(114)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		2,462		3,835
Shinhan VC tomorrow venture fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		26,926		9,042
Investment and Dividend		18,258		18,226
Equity method income (loss)		26		(342)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		45,210		26,926
Highland 2021-8 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,826		4,899
Investment and Dividend		(5,366)		0
Equity method income (loss)		540		(73)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		4,826
Tres-Yujin Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,004		9,995
Investment and Dividend		0		(546)
Equity method income (loss)		355		555
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,359		10,004
Shinhan-Time mezzanine blind Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,312		14,942
Investment and Dividend		0		0
Equity method income (loss)		809		(1,630)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		14,121		13,312
Capstone REITs No.26
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,852		4,395
Investment and Dividend		(300)		(300)
Equity method income (loss)		2,198		(243)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,750		3,852
JB Incheon-Bucheon REITS No.54
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,989		4,999
Investment and Dividend		0		0
Equity method income (loss)		(11)		(10)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,978		4,989
Hankook Smart Real Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,993		4,342
Investment and Dividend		0		2,195
Equity method income (loss)		675		456
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,668		6,993
JB Hwaseong-Hadong REITs No.53
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,991		4,999
Investment and Dividend		0		0
Equity method income (loss)		(8)		(8)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,983		4,991
KB Oaktree Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,605		3,159
Investment and Dividend		(771)		5,376
Equity method income (loss)		834		70
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		8,668		8,605
Daehan No.36 Office Asset Management Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		22,058		21,500
Investment and Dividend		0		(635)
Equity method income (loss)		424		1,193
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		22,482		22,058	[3]
Rhinos Premier Mezzanine Private Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,873		3,005
Investment and Dividend		0		0
Equity method income (loss)		183		(132)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,056		2,873	[3]
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		57,334		19,903
Investment and Dividend		3,369		35,762
Equity method income (loss)		2,066		1,669
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		62,769		57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		40,571		40,105
Investment and Dividend		36		(795)
Equity method income (loss)		827		1,261
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		41,434		40,571
SKS-Yozma Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,599		5,945
Investment and Dividend		(4,140)		0
Equity method income (loss)		996		654
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,455		6,599
IBKC-METIS Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,550		4,000
Investment and Dividend		(3,921)		0
Equity method income (loss)		(629)		550
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		4,550
Keistone Unicorn Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,249		6,300
Investment and Dividend		(6,249)		0
Equity method income (loss)		0		(51)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		6,249
SH Corporate Professional Investment Type Private Security Investment Trust No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				49,899
Investment and Dividend				(50,540)
Equity method income (loss)				641
Change in other comprehensive income (loss)				0
Impairment loss				0
Investments in associates				0
Kiwoom-Shinhan Innovation Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,271		2,677
Investment and Dividend		(4,434)		9,000
Equity method income (loss)		2,328		(406)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,165		11,271
SJ ESG Innovative Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,197		2,998
Investment and Dividend		0		0
Equity method income (loss)		1		1,199
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,198		4,197
NH Kyobo AI Solution Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,288		2,973
Investment and Dividend		(4,138)		0
Equity method income (loss)		850		315
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,288
H-IOTA Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,623		9,728
Investment and Dividend		(239)		(88)
Equity method income (loss)		140		(17)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,524		9,623
Stonebridge-Shinhan Unicorn Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,082		2,074
Investment and Dividend		2,924		4,160
Equity method income (loss)		(1,579)		(152)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,427		6,082
KB Distribution Private Real Estate 3-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		26,651		0
Investment and Dividend		0		24,000
Equity method income (loss)		(675)		2,651
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		25,976		26,651
Pacific Private Investment Trust No.49-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		28,641		0
Investment and Dividend		0		28,000
Equity method income (loss)		(1,264)		641
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		27,377		28,641
KIWOOM Real estate private placement fund for normal investors No. 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,558		0
Investment and Dividend		(518)		8,474
Equity method income (loss)		518		84
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		8,558		8,558
RIFA Real estate private placement fund for normal investoes No. 51
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,726		0
Investment and Dividend		(340)		5,650
Equity method income (loss)		345		76
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,731		5,726
Fivetree general private equity fund No.15
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,281		0
Investment and Dividend		(489)		11,995
Equity method income (loss)		780		286
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		12,572		12,281
Harvest Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		15,854		0
Investment and Dividend		(15,854)		13,000
Equity method income (loss)		0		2,854
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		15,854
Shinhan-Quantum Startup Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,119
Investment and Dividend		3,000
Equity method income (loss)		(133)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,986
Korea Investment develop seed Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,242		0
Investment and Dividend		(901)		9,562
Equity method income (loss)		191		680
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,532		10,242
Tiger Green alpah Trust No.29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		26,806		0
Investment and Dividend		(588)		26,180
Equity method income (loss)		2,355		626
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		28,573		26,806
STIC ALT Global II Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,859		0
Investment and Dividend		(218)		10,000
Equity method income (loss)		(137)		(141)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,504		9,859
NH-Brain EV Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,592		0
Investment and Dividend		0		13,000
Equity method income (loss)		(467)		(1,408)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		11,125		11,592
Find-Green New Deal 2nd Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,508		0
Investment and Dividend		0		4,549
Equity method income (loss)		(43)		(41)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,465		4,508
PARATUS No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,936		0
Investment and Dividend		(4,936)		5,000
Equity method income (loss)		0		(64)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,003		0
Investment and Dividend		(3,003)		3,000
Equity method income (loss)		0		3
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,003
Leverent-Frontier 4th Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,964
Investment and Dividend		0
Equity method income (loss)		330
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,294
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,405		0
Investment and Dividend		450		6,625
Equity method income (loss)		(272)		(220)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,583		6,405
ShinhanFitrin 1st Technology Business Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,437		0
Investment and Dividend		0		4,850
Equity method income (loss)		82		(413)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,519		4,437
Koramco Private Real Estate Fund 143
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,030		0
Investment and Dividend		3,636		3,030
Equity method income (loss)		1		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,667		3,030
Shinhan-Kunicorn first Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,831		0
Investment and Dividend		0		10,000
Equity method income (loss)		(205)		(169)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,626		9,831
Shinhan Simone Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,796		0
Investment and Dividend		0		5,000
Equity method income (loss)		41		(204)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,837		4,796
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,885		0
Investment and Dividend		(1,169)		8,884
Equity method income (loss)		1,300		1,001
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,016		9,885
LB YoungNam Logistics Private Trust No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,748		0
Investment and Dividend		(600)		9,706
Equity method income (loss)		634		42
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,782		9,748
Shinhan-Cognitive Start-up Fund L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,953		0
Investment and Dividend		(5,052)		9,200
Equity method income (loss)		428		753
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,329		9,953
IGEN2022 No.1 private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,045		0
Investment and Dividend		(9,045)		8,280
Equity method income (loss)		0		765
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		9,045
Cornerstone J&M Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,561		0
Investment and Dividend		0		3,600
Equity method income (loss)		(73)		(39)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,488		3,561
Logisvalley Shinhan REIT Co.,Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,804		0
Investment and Dividend		0		3,880
Equity method income (loss)		(206)		(60)
Change in other comprehensive income (loss)		0		(16)
Impairment loss		0		0
Investments in associates		3,598		3,804
DA Value-Honest New Technology Investment Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,663
Investment and Dividend		(1,145)
Equity method income (loss)		2,581
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,099
KDB Investment Global Healthcare Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		34,468		0
Investment and Dividend		(34,468)		35,000
Equity method income (loss)		0		(532)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		34,468
Shinhan-Ji and Tec Smart Innovation Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,587
Investment and Dividend		7,800
Equity method income (loss)		(410)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,776
Investment and Dividend		5,400
Equity method income (loss)		(208)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		6,968
Korea Investment Green Newdeal Infra Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,714		0
Investment and Dividend		4,537		5,734
Equity method income (loss)		6		(20)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		10,257		5,714
BTS 2nd Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,772		0
Investment and Dividend		2,860		3,934
Equity method income (loss)		(290)		(162)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,342		3,772
Shinhan Global Active REIT Co.Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,222		0
Investment and Dividend		(69)		19,900
Equity method income (loss)		(156)		(678)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		18,997		19,222
NH-J&-IBKC Label Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,866		0
Investment and Dividend		0		9,976
Equity method income (loss)		(119)		(110)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,747		9,866
Hanyang Time Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,000
Investment and Dividend		0
Equity method income (loss)		12
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,012
IMM Global Venture Opportunity, LP
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,115		0
Investment and Dividend		(3,115)		3,115
Equity method income (loss)		0		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,115
Shinhan-isquare Venture PEF 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		497
Investment and Dividend		4,000
Equity method income (loss)		(211)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,286
Capstone Develop Frontier Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,857		0
Investment and Dividend		(565)		6,857
Equity method income (loss)		1,255		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		7,547		6,857
Nextrade Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,700		0
Investment and Dividend		0		9,700
Equity method income (loss)		0		0
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		9,700		9,700
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,011	[5]	0
Investment and Dividend		(3,011)	[5]	3,000
Equity method income (loss)		0	[5]	11
Change in other comprehensive income (loss)		0	[5]	0
Impairment loss		0	[5]	0
Investments in associates		0	[5]	3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,601		0
Investment and Dividend		0		4,600
Equity method income (loss)		234		1
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,835		4,601
Eventus-IBKC LIB Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,035		0
Investment and Dividend		0		7,000
Equity method income (loss)		597		(965)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		6,632		6,035
NH-Daishin-Kyobo healthcare 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,948		0
Investment and Dividend		(3,948)		4,000
Equity method income (loss)		0		(52)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,948
IBKC-Behigh Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,268		0
Investment and Dividend		0		3,300
Equity method income (loss)		(49)		(32)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		3,219		3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,956		0
Investment and Dividend		(3,956)		4,000
Equity method income (loss)		0		(44)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		0		3,956
ON No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,362		0
Investment and Dividend		0		6,000
Equity method income (loss)		(41)		(638)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		5,321		5,362
Digital New Deal Kappa Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,946		0
Investment and Dividend		0		5,000
Equity method income (loss)		(101)		(54)
Change in other comprehensive income (loss)		0		0
Impairment loss		0		0
Investments in associates		4,845		4,946
IBKCJS New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,000
Equity method income (loss)		1,130
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		10,000
Equity method income (loss)		(197)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		11,014
Equity method income (loss)		999
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,000
Equity method income (loss)		171
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,171
TogetherKorea Private Investment Trust No. 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,122
Equity method income (loss)		148
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,270
TogetherKorea Private Investment Trust No. 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,122
Equity method income (loss)		148
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,270
Kiwoom Core Industrial Technology Investment Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,000
Equity method income (loss)		180
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,180
Penture K-Content Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		6,000
Equity method income (loss)		(378)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		7,838
Equity method income (loss)		131
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,740
Equity method income (loss)		367
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,107
Shinhan-timefolio Bio Development Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		6,000
Equity method income (loss)		(73)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,927
Shinhan M&A-ESG Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,354
Equity method income (loss)		(185)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		9,565
Equity method income (loss)		1,009
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		10,574
KDBC meta-enter New Technology investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		7,000
Equity method income (loss)		(60)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		6,940
Shinhan Time Secondary Blind New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,750
Equity method income (loss)		4
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,754
Shinhan DS Secondary Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		1,815
Equity method income (loss)		5,662
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		7,477
Shinhan-openwater pre-IPO Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,000
Equity method income (loss)		(27)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,973
Shinhan-Eco Venture Fund 2nd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,650
Equity method income (loss)		(40)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,200
Equity method income (loss)		(46)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		10,000
Equity method income (loss)		(31)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		9,969
Shinhan HB Wellness 1st Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,000
Equity method income (loss)		(8)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,992
Korea real Asset Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		9,370
Equity method income (loss)		(55)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		23,900
Equity method income (loss)		(769)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,000
Equity method income (loss)		536
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,536
Time Robotics New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,000
Equity method income (loss)		(34)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,966
Ascent-welcome Tehcnology Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		9,000
Equity method income (loss)		(229)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		8,771
Igis General PE Real Estate Investment Trust 517-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		52,000
Equity method income (loss)		(264)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		51,736
Consus Osansegyo No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		8,000
Equity method income (loss)		104
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		8,104
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		8,500
Equity method income (loss)		(678)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		7,822
Shinhan AIM Private Fund of Fund 9-B
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		23,036
Equity method income (loss)		982
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		24,018
Shinhan General Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		7,721
Equity method income (loss)		117
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		7,838
NH Absolute Project L General Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,488
Equity method income (loss)		405
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,893
Paros Kosdaq Venture General Private Investment Trust No. 5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		6,000
Equity method income (loss)		(6)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,994
Happy Pet Life Care New Technology Investment Association No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,000
Equity method income (loss)		456
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3,456
Shinhan-Soo Secondary Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		5,250
Equity method income (loss)		(1)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		5,249
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		225,498
Investment and Dividend		(39,576)
Equity method income (loss)		4,942
Change in other comprehensive income (loss)		424
Impairment loss		(289)
Investments in associates		₩ 190,999
Associates Others 2022
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				170,811
Investment and Dividend				50,920
Equity method income (loss)				12,090
Change in other comprehensive income (loss)				0
Impairment loss				(3,598)
Investments in associates				₩ 230,223

[1]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.
[2]	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.
[3]	Others represents the adjustments of fair value when acquired.
[4]	The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.
[5]	For the year ended December 31, 2023 it is incorporated into the consolidation target as the Group held control due to increased equity ratio.